UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22391

Nuveen Build America Bond Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Build America Bond Fund (NBB)
	June 30, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 117.1% (99.9% of Total Investments)
	Arizona – 2.7% (2.3% of Total Investments)
$ 4,070	Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Subordinate Lien Series 2005C,	No Opt. Call	A2	$ 4,200,810
	5.290%, 7/01/18 – FGIC Insured
10,000	Mesa, Arizona, Utility System Revenue Bonds, Series 2010, 6.100%, 7/01/34	7/20 at 100.00	Aa2	11,441,200
14,070	Total Arizona			15,642,010
	California – 22.7% (19.4% of Total Investments)
35	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,	No Opt. Call	A+	44,305
	Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1, 6.793%, 4/01/30
500	California Infrastructure and Economic Development Bank, Revenue Bonds, University of	No Opt. Call	Aa2	619,840
	California San Francisco Neurosciences Building, Build America Taxable Bond Series 2010B,
	6.486%, 5/15/49
3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	No Opt. Call	A2	3,825,630
	America Taxable Bond Series 2009G-2, 8.361%, 10/01/34
4,050	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	3/20 at 100.00	A2	4,497,849
	America Taxable Bond Series 2010A-2, 8.000%, 3/01/35
7,000	California State University, Systemwide Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	Aa2	8,664,600
	2010B, 6.484%, 11/01/41
4,500	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series	3/20 at 100.00	A1	5,424,120
	2010, 7.950%, 3/01/36
5,000	California State, General Obligation Bonds, Various Purpose, Build America Taxable Bond Series	No Opt. Call	A1	6,480,850
	2010, 7.600%, 11/01/40
5,500	City and County of San Francisco Redevelopment Financing Authority, California, Taxable Tax	No Opt. Call	A	6,525,640
	Allocation Revenue Bonds, San Francisco Redevelopment Projects, Series 2009F, 8.406%, 8/01/39
15,000	Los Angeles Community College District, California, General Obligation Bonds, Build America	No Opt. Call	Aa1	19,921,197
	Taxable Bonds, Series 2010, 6.600%, 8/01/42
10,000	Los Angeles Community College District, Los Angeles County, California, General Obligation	No Opt. Call	Aa1	13,280,800
	Bonds, Series 2010, 6.600%, 8/01/42 (UB) (4)
	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Mulitple
	Capital Projects I, Build America Taxable Bond Series 2010B:
5,500	7.488%, 8/01/33	No Opt. Call	A+	6,814,720
11,250	7.618%, 8/01/40	No Opt. Call	A+	14,030,888
9,360	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	No Opt. Call	AA–	12,003,077
	Airport, Build America Taxable Bonds, Series 2009C, 6.582%, 5/15/39
1,435	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally	No Opt. Call	AA–	2,074,063
	Taxable-Direct Payment – Build America Bonds, Series 2010D, 6.574%, 7/01/45
2,000	Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Tender	No Opt. Call	AA	6,492,000
	Option Bond Trust T0003, 30.024%, 7/01/42 (IF) (4)
3,000	Oakland Redevelopment Agency, California, Subordinated Housing Set Aside Revenue Bonds,	No Opt. Call	A	3,408,390
	Federally Taxable Series 2011A-T, 7.500%, 9/01/19
2,355	San Bernardino Community College District, California, General Obligation Bonds, Election of	No Opt. Call	Aa2	3,076,384
	2008, Build America Taxable Bond Series 2009C, 7.630%, 8/01/44
3,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	No Opt. Call	AA–	4,235,970
	Build America Taxable Bonds, Series 2010G, 6.950%, 11/01/50
4,000	San Francisco City and County, California, Certificates of Participation, 525 Golden Gate	No Opt. Call	AA–	6,167,200
	Avenue, San Francisco Public Utilities Commission Office Project, Tender Option Bond Trust
	B001, 29.077%, 11/01/30 (IF)
	Stanton Redevelopment Agency, California, Consolidated Project Tax Allocation Bonds, Series 2011A:
275	6.500%, 12/01/17	No Opt. Call	A–	295,270
295	6.750%, 12/01/18	No Opt. Call	A–	318,594
2,505	University of California, General Revenue Bonds, Limited Project, Build America Taxable Bond	No Opt. Call	Aa2	3,124,436
	Series 2010F, 5.946%, 5/15/45
99,560	Total California			131,325,823
	Colorado – 1.8% (1.5% of Total Investments)
3,100	Denver School District 1, Colorado, General Obligation Bonds, Build America Taxable Bonds,	No Opt. Call	Aa2	3,931,048
	Series 2009C, 5.664%, 12/01/33
3,000	Mesa State College, Colorado, Auxiliary Facilities Enterprise Revenue Bonds, Build America	No Opt. Call	Aa2	3,987,510
	Taxable Bond Series 2010B, 6.746%, 5/15/42
2,000	St. Vrain Valley School District RE-1J, Boulder, Larimer and Weld Counties, Colorado, General	12/20 at 100.00	Aa2	2,267,080
	Obligation Bonds, Build America Taxable Bond Series 2010B, 5.790%, 12/15/33
8,100	Total Colorado			10,185,638
	Connecticut – 0.9% (0.8% of Total Investments)
4,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	5,343,480
	Bonds, Harbor Point Project, Federally Taxable – Issuer Subsidy – Recovery Zone Economic
	Development Bond Series 2010B, 12.500%, 4/01/39
	Florida – 1.2% (1.0% of Total Investments)
6,195	Florida State Board of Education, Public Education Capital Outlay Bonds, Build America Taxable	6/19 at 100.00	AAA	6,916,036
	Bonds, Series 2010G, 5.750%, 6/01/35
	Georgia – 4.6% (3.9% of Total Investments)
9,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build	No Opt. Call	A+	10,545,120
	America Bonds Series 2010A, 6.637%, 4/01/57
15,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding	No Opt. Call	A–	16,140,450
	Taxable Build America Bonds Series 2010A, 7.055%, 4/01/57
24,000	Total Georgia			26,685,570
	Illinois – 14.9% (12.7% of Total Investments)
3,800	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Federally Taxable Build	No Opt. Call	AA	4,197,518
	America Bonds, Series 2010B, 6.200%, 12/01/40
10,650	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien,	1/20 at 100.00	A2	12,138,551
	Build America Taxable Bond Series 2010B, 6.845%, 1/01/38
11,280	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	AA	14,472,466
	2010B, 6.900%, 1/01/40 (4)
10,000	Chicago, Illinois, Water Revenue Bonds, Taxable Second Lien Series 2010B, 6.742%, 11/01/40	No Opt. Call	AA	13,411,500
2,885	Cook County, Illinois, General Obligation Bonds, Build America Taxable Bond Series 2010B,	No Opt. Call	AA	3,329,117
	6.360%, 11/15/33
15,855	Cook County, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2010D,	No Opt. Call	AA	17,838,143
	6.229%, 11/15/34
500	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	10/12 at 100.00	Baa3	494,285
	2006B, 6.100%, 4/01/15
13,975	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3,	No Opt. Call	A+	15,340,078
	6.725%, 4/01/35
4,100	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds,	No Opt. Call	AA–	5,090,642
	Senior Lien Series 2009A, 6.184%, 1/01/34
73,045	Total Illinois			86,312,300
	Indiana – 1.0% (0.8% of Total Investments)
5,000	Indiana University, Consolidated Revenue Bonds, Build America Taxable Bonds, Series 2010B,	6/20 at 100.00	Aaa	5,507,750
	5.636%, 6/01/35
	Kentucky – 1.8% (1.5% of Total Investments)
5,000	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project,	9/20 at 100.00	AA–	7,683,750
	Tender Option Bond Trust B002, 28.928%, 9/01/37 – AGM Insured (IF)
1,950	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	No Opt. Call	AA	2,504,600
	System Revenue Bonds, Build America Taxable Bonds Series 2010A, 6.250%, 5/15/43
6,950	Total Kentucky			10,188,350
	Louisiana – 3.9% (3.4% of Total Investments)
20,350	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Build America Taxable Bonds,	2/20 at 100.00	AA	22,808,484
	Series 2010B, 6.087%, 2/01/45 (UB) (4)
	Massachusetts – 0.9% (0.8% of Total Investments)
2,000	Massachusetts, Transporation Fund Revenue Bonds, Accelerated Bridge Program, Tender Option	No Opt. Call	AAA	5,389,100
	Bond Trust T0004, 25.490%, 6/01/40 (IF) (4)
	Michigan – 3.5% (3.0% of Total Investments)
12,650	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Build America	No Opt. Call	Aa2	15,932,549
	Taxable Bond Series 2009B, 7.747%, 5/01/39
3,015	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/22 at 100.00	B2	2,241,502
	Taxable Turbo Series 2006A, 7.309%, 6/01/34
2,000	Wayne County Building Authority, Michigan, General Obligation Bonds, Jail Facilities,	12/20 at 100.00	BBB+	2,321,420
	Federally Taxable Recovery Zone Economic Development Series 2010, 10.000%, 12/01/40
17,665	Total Michigan			20,495,471
	Missouri – 0.3% (0.3% of Total Investments)
1,290	Curators of the University of Missouri, System Facilities Revenue Bonds, Build America Taxable	No Opt. Call	AA+	1,731,619
	Bonds, Series 2009A, 5.960%, 11/01/39
	Nevada – 5.3% (4.5% of Total Investments)
8,810	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2009B, 6.881%, 7/01/42	7/19 at 100.00	Aa2	10,086,921
1,730	Clark County, Nevada, Airport System Revenue, Taxable Direct Payment Build America Bonds,	No Opt. Call	Aa2	2,397,590
	Senior Series 2010C, 6.820%, 7/01/45
8,800	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Build America	No Opt. Call	AA+	11,660,176
	Taxable Bonds, Series 2009C, 7.013%, 6/01/39
1,315	Las Vegas, Nevada, Certificates of Participation, City Hall Project, Build America Federally	9/19 at 100.00	AA–	1,568,243
	Taxable Bonds, Series 2009B, 7.800%, 9/01/39
4,000	North Las Vegas, Nevada, General Obligation Water and Wastewater Improvement Bonds, Build	No Opt. Call	A	4,648,080
	America Taxable Bonds, Series 2010A, 6.572%, 6/01/40
24,655	Total Nevada			30,361,010
	New Jersey – 3.1% (2.6% of Total Investments)
140	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2009F,	No Opt. Call	A+	205,751
	7.414%, 1/01/40
12,505	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A,	No Opt. Call	A+	17,727,963
	7.102%, 1/01/41
12,645	Total New Jersey			17,933,714
	New York – 13.6% (11.6% of Total Investments)
25,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Build	No Opt. Call	AAA	31,563,000
	America Taxable Bonds, Series 2010D, 5.600%, 3/15/40 (UB) (4)
10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Build America Taxable	No Opt. Call	A	11,454,600
	Bond Series 2010B, 5.850%, 5/01/41
4,850	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America	No Opt. Call	A	5,786,875
	Taxable Bonds, Series 2009A-1, 5.871%, 11/15/39
2,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	3,436,065
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Series 2010DD,
	5.952%, 6/15/42 (4)
2,025	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	2,681,323
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Series 2010DD,
	5.952%, 6/15/42 (UB)
1,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	4,044,761
	Bonds, Second Generation Resolution, Taxable Tender Option Bonds Trust T30001-2,
	26.488%, 6/15/44 (IF)
5,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Build	No Opt. Call	AA–	7,521,745
	America Taxable Bond Fiscal 2011 Series 2010S-1B, 6.828%, 7/15/40
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Build	No Opt. Call	AAA	12,267,800
	America Taxable Bonds, Series 2010G-1, 5.467%, 5/01/40 (4)
61,565	Total New York			78,756,169
	Ohio – 5.4% (4.6% of Total Investments)
10,000	American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Federally	No Opt. Call	A	14,024,000
	Taxable Build America Bonds, Series 2010B, 7.834%, 2/15/41
15,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Build America	11/20 at 100.00	AA+	16,929,450
	Taxable Bonds, Series 2010, 6.038%, 11/15/40
25,000	Total Ohio			30,953,450
	Oregon – 3.1% (2.6% of Total Investments)
4,000	Oregon Department of Administrative Services, Certificates of Participation, Federally Taxable	5/20 at 100.00	AA	6,563,400
	Build America Bonds, Tender Option Bond Trust TN-011, 26.364%, 5/01/35 (IF) (4)
9,660	Warm Springs Reservation Confederated Tribes, Oregon, Tribal Economic Development Bonds,	No Opt. Call	A3	11,305,098
	Hydroelectric Revenue Bonds, Pelton Round Butte Project, Refunding Series 2009A,
	8.250%, 11/01/19
13,660	Total Oregon			17,868,498
	Pennsylvania – 0.8% (0.7% of Total Investments)
1,750	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Build America	No Opt. Call	AA	2,204,860
	Taxable Bonds, Series 2009D, 6.218%, 6/01/39
2,000	Pennsylvania State, General Obligation Bonds, Build America Taxable Bonds, Third Series 2010B,	7/20 at 100.00	AA+	2,298,280
	5.850%, 7/15/30
3,750	Total Pennsylvania			4,503,140
	South Carolina – 3.8% (3.2% of Total Investments)
6,285	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	8,779,768
	Federally Taxable Build America Series 2010C, 6.454%, 1/01/50
205	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	611,864
	Federally Taxable Build America Tender Option Bond Trust T30002, 29.502%, 1/01/50 (IF)
8,985	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	12,551,506
	Federally Taxable Build America Series 2010C, 6.454%, 1/01/50 (UB)
15,475	Total South Carolina			21,943,138
	Tennessee – 3.3% (2.8% of Total Investments)
15,000	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee,	No Opt. Call	A1	18,945,600
	Tourism Tax Revenue Bonds, Build America Taxable Bonds, Series 2010A-2, 7.431%, 7/01/43
	Texas – 8.6% (7.3% of Total Investments)
9,915	Dallas Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Build	No Opt. Call	A+	11,903,552
	America Taxable Bonds, Series 09B, 7.088%, 1/01/42
10,000	North Texas Tollway Authority, System Revenue Bonds, Subordinate Lien Taxable Revenue Bonds,	2/20 at 100.00	Baa3	11,574,000
	Federally Taxable Build America Bonds, Series 2010-B2, 8.910%, 2/01/30
15,000	North Texas Tollway Authority, System Revenue Bonds, Taxble Build America Bond Series 2009B,	No Opt. Call	A2	20,193,000
	6.718%, 1/01/49
5,000	San Antonio, Texas, General Obligation Bonds, Build America Taxable Bonds, Series 2010B,	8/20 at 100.00	AAA	5,833,400
	6.038%, 8/01/40
39,915	Total Texas			49,503,952
	Utah – 1.9% (1.6% of Total Investments)
5,000	Central Utah Water Conservancy District, Utah, Revenue Bonds, Federally Taxable Build America	4/20 at 100.00	AA+	5,321,450
	Bonds, Series 2010A, 5.700%, 10/01/40
5,415	Midvale Redevelopment Agency, Utah, Tax Increment and Sales Tax Revenue Bonds, Federally	5/20 at 100.00	AA–	5,827,298
	Taxable Build America Bonds, Series 2010, 6.250%, 5/01/34 – AGM Insured
10,415	Total Utah			11,148,748
	Vermont – 1.1% (1.0% of Total Investments)
5,000	University of Vermont and State Agricultural College, Revenue Bonds, Build America Bonds	No Opt. Call	Aa3	6,487,500
	Series 2010, 6.428%, 10/01/44
	Virginia – 3.1% (2.7% of Total Investments)
10,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	No Opt. Call	BBB	12,341,800
	Dulles Metrorail Capital Improvement Project, Build America Taxable Bonds, Series 2010D,
	8.000%, 10/01/47
4,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	No Opt. Call	BBB+	4,767,320
	Series 2009D, 7.462%, 10/01/46 – AGC Insured
1,705	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B2	1,091,047
	Refunding Senior Lien Series 2007A1, 6.706%, 6/01/46
15,705	Total Virginia			18,200,167
	Washington – 3.8% (3.3% of Total Investments)
5,000	Grays Harbor County Public Utility District 1, Washington, Electric System Revenue Bonds,	No Opt. Call	A1	6,113,450
	Taxable Build America Bonds – Direct Payment, Series 2010A, 6.707%, 7/01/40
5,000	Mason County Public Utility District 3, Washington, Electric Revenue Bonds, Build America	6/20 at 100.00	Aa3	5,398,550
	Taxable Bonds, Series 2010B, 6.347%, 12/01/40
2,505	Okanogan County Public Utility District 1, Washington, Electric System Revenue Bonds, Build	No Opt. Call	A1	3,039,717
	America Taxable Bonds – Direct Payment, Series 2010B, 6.046%, 12/01/40
4,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Federally Taxable Build America	No Opt. Call	Aa2	7,573,600
	Bonds, Tender Option Bond Trust T0001, 24.647%, 2/01/40 (IF) (4)
16,505	Total Washington			22,125,317
$ 542,015	Total Municipal Bonds (cost $572,577,811)			677,262,034
Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 0.1% (0.1% of Total Investments)
$ 438	Repurchase Agreement with State Street Bank, dated 6/29/12, repurchase price $437,925,	0.010%	7/02/12	437,924
	collateralized by $445,000 U.S. Treasury Notes, 0.750%, due 3/31/13, value $447,781
	Total Short-Term Investments (cost $437,924)			437,924
	Total Investments (cost $573,015,735) – 117.2%			677,699,958
	Borrowings – (7.6)% (5), (6)			(44,000,000)
	Floating Rate Obligations – (9.2)%			(53,090,000)
	Other Assets Less Liabilities – (0.4)% (7)			(2,234,024)
	Net Assets – 100%			$ 578,375,934

Investments in Derivatives at June 30, 2012
Swaps outstanding:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (8)	Date	(Depreciation)
JPMorgan Chase	$19,200,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/11	3/21/14	$(279,987)
Morgan Stanley	19,200,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	(1,053,335)
Morgan Stanley	135,000,000	Receive	3-Month USD-LIBOR	3.035	Semi-Annually	2/21/14	2/21/41	(10,014,360)
								$(11,347,682)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tier hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$677,262,034	$—	$677,262,034
Short-Term Investments:
Repurchase Agreements	—	437,924	—	437,924
Derivatives:
Swaps*	—	(11,347,682)	—	(11,347,682)
Total	$—	$666,352,276	$—	$666,352,276
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of June 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

			Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	—	$—	Unrealized depreciation on swaps	$(11,347,682)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2012, the cost of investments (excluding investments in derivatives) was $519,721,876.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at June 30, 2012, were as follows:

Gross unrealized:
Appreciation	$104,996,939
Depreciation	(112,827)
Net unrealized appreciation (depreciation) of investments	$104,884,112

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Borrowings as a percentage of Total Investments is 6.5%.
(6)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(7)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at June 30, 2012.
(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Build America Bond Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 29, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 29, 2012